Income taxes - Taxes recognized through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Current tax expenses	€ (158)	€ (87)	€ (23)
Current year	(1)	(87)	(27)
Adjustments for prior periods	(157)		4
Deferred tax (expense)/income		397	(9)
Temporary differences	(514)	527	31
Tax losses	514	(130)	(22)
Income tax (expenses)/ benefit	(158)	310	(14)
Income taxes recognized directly in other comprehensive income	€ 0	€ 0	€ 0